RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized and Realized (Losses) / Gains on Derivative Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Gain (loss) on cash flow hedge	$ 2	$ 6	$ 0
Commodities
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	25	(71)	132
Realized gains (losses) in the year	(10)	199	192
Commodities | Derivative instruments in hedging relationships
Derivative [Line Items]
Realized gains (losses) in the year	24	33	(2)
Foreign exchange
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	210	(266)	246
Realized gains (losses) in the year	142	(152)	155
Foreign exchange | Derivative instruments in hedging relationships
Derivative [Line Items]
Realized gains (losses) in the year	10	0	0
Interest rate
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	0	(71)	0
Realized gains (losses) in the year	8	29	0
Interest rate | Derivative instruments in hedging relationships
Derivative [Line Items]
Realized gains (losses) in the year	$ (30)	$ (52)	$ (43)